Our people - Reportable Segment Distribution of Staff (Details) - number_of_employee	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Average number of staff	114,129	104,808	104,163
Global Integrated Agencies
Disclosure of operating segments [line items]
Average number of staff	97,288	89,701	88,406
Data Investment Management
Disclosure of operating segments [line items]
Average number of staff	0	0	1,341
Public Relations
Disclosure of operating segments [line items]
Average number of staff	8,125	7,121	6,810
Specialist Agencies
Disclosure of operating segments [line items]
Average number of staff	8,716	7,986	7,606